VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.9%
Auto Manufacturers—0.1%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	$ 1,470	$ 794
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	660	610
		1,404

Automobile Components—0.2%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	905	1,062
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,790	1,158
		2,220

Banks—0.4%
Barclays Bank plc 0.000%, 2/18/25	2,955	3,034
BofA Finance LLC 0.600%, 5/25/27	1,515	1,746
		4,780

Biotechnology—0.7%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,405	2,387
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	210	461
Bridgebio Pharma, Inc. 2.250%, 2/1/29	1,970	1,186
Insmed, Inc.
1.750%, 1/15/25	1,775	1,645
0.750%, 6/1/28	980	809
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,960	3,337
		9,825

Commercial Services—1.0%
Affirm Holdings, Inc. 0.000%, 11/15/26	1,575	994
Block, Inc. 0.125%, 3/1/25	2,540	2,366
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,650	1,985
Shift4 Payments, Inc.
0.000%, 12/15/25	1,320	1,439
0.500%, 8/1/27	3,455	3,075
Stride, Inc. 1.125%, 9/1/27	2,995	3,130
		12,989

Computers—0.6%
CyberArk Software Ltd. 0.000%, 11/15/24	1,260	1,309
KBR, Inc. 2.500%, 11/1/23	880	1,968
Parsons Corp. 0.250%, 8/15/25	2,360	2,551
	Par Value	Value

Computers—continued
Rapid7, Inc. 0.250%, 3/15/27	$ 1,765	$ 1,577
		7,405

Electric Utilities—0.5%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	565	585
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	1,590	1,595
Southern Co. (The) 144A 3.875%, 12/15/25(1)	3,975	4,096
		6,276

Energy-Alternate Sources—0.3%
Enphase Energy, Inc. 0.000%, 3/1/26	1,210	1,153
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	4,030	3,244
		4,397

Entertainment—0.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,920	2,091
IMAX Corp. 0.500%, 4/1/26	2,780	2,784
Live Nation Entertainment, Inc. 2.000%, 2/15/25	2,135	2,069
Vail Resorts, Inc. 0.000%, 1/1/26	2,750	2,487
		9,431

Financial Services—1.0%
Coinbase Global, Inc. 0.500%, 6/1/26	2,085	1,343
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,685	3,783
Goldman Sachs Finance Corp. 0.500%, 12/29/27	4,235	4,315
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	2,620	3,174
		12,615

Food & Beverage—0.1%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	1,340	1,403
Healthcare-Products—1.7%
Alphatec Holdings, Inc. 0.750%, 8/1/26	2,030	2,085
CONMED Corp. 144A 2.250%, 6/15/27(1)	3,680	3,980
Envista Holdings Corp. 2.375%, 6/1/25	595	1,130
Exact Sciences Corp.
0.375%, 3/15/27	3,940	3,589
0.375%, 3/1/28	350	303
Insulet Corp. 0.375%, 9/1/26	2,215	3,306
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	$ 1,225	$ 1,390
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	1,460	1,934
Natera, Inc. 2.250%, 5/1/27	1,650	2,472
Novocure Ltd. 0.000%, 11/1/25	2,220	1,979
Repligen Corp. 0.375%, 7/15/24	445	621
		22,789

Internet—1.9%
Booking Holdings, Inc. 0.750%, 5/1/25	1,285	1,915
Etsy, Inc. 0.125%, 9/1/27	1,290	1,131
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	2,115	1,860
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,375	2,814
0.375%, 6/1/25	2,370	4,377
Snap, Inc. 0.750%, 8/1/26	1,610	1,388
Uber Technologies, Inc. 0.000%, 12/15/25	1,985	1,727
Wayfair, Inc.
1.125%, 11/1/24	1,755	1,567
1.000%, 8/15/26	980	636
144A 3.250%, 9/15/27(1)	970	815
Zillow Group, Inc.
2.750%, 5/15/25	5,215	5,293
1.375%, 9/1/26	1,200	1,400
		24,923

Leisure Time—0.7%
NCL Corp., Ltd.
5.375%, 8/1/25	570	608
1.125%, 2/15/27	4,955	3,593
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	2,030	2,064
144A 6.000%, 8/15/25(1)	815	1,243
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,620	2,253
		9,761

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	1,685	2,040
Media—0.7%
DISH Network Corp. 0.000%, 12/15/25	1,585	773
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	4,950	4,891
	Par Value	Value

Media—continued
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	$ 2,725	$ 2,887
		8,551

Mining—0.1%
Lithium Americas Corp. 1.750%, 1/15/27	2,135	1,652
Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	3,525	3,966
Oil, Gas & Consumable Fuels—0.6%
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	2,280	2,572
Permian Resources Operating LLC 3.250%, 4/1/28	1,090	2,003
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,180	2,688
		7,263

Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	1,225	1,358
Personal Care Product—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	2,600	2,125
Pharmaceuticals—1.0%
Dexcom, Inc.
0.750%, 12/1/23	465	1,371
0.250%, 11/15/25	7,430	8,108
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	940	1,071
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,735	2,108
		12,658

Retail—0.8%
Burlington Stores, Inc. 2.250%, 4/15/25	2,860	3,207
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	2,450	2,945
Guess, Inc. 144A 3.750%, 4/15/28(1)	1,970	1,976
Shake Shack, Inc. 0.000%, 3/1/28	3,925	2,911
		11,039

Semiconductors—0.7%
Impinj, Inc. 1.125%, 5/15/27	220	237
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,580	1,517
Microchip Technology, Inc. 0.125%, 11/15/24	1,260	1,335

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 3,705	$ 3,568
Silicon Laboratories, Inc. 0.625%, 6/15/25	600	719
Wolfspeed, Inc. 0.250%, 2/15/28	2,905	2,105
		9,481

Software—3.2%
Alteryx, Inc. 0.500%, 8/1/24	2,170	1,996
Bentley Systems, Inc. 0.125%, 1/15/26	3,860	3,631
BILL Holdings, Inc. 0.000%, 12/1/25	2,455	2,242
Cerence, Inc. 3.000%, 6/1/25	1,295	1,330
Cloudflare, Inc. 0.000%, 8/15/26	2,285	1,885
Confluent, Inc. 0.000%, 1/15/27	1,935	1,532
Datadog, Inc. 0.125%, 6/15/25	1,585	1,652
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	600	469
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	2,970	3,240
Evolent Health, Inc. 1.500%, 10/15/25	2,860	3,653
Five9, Inc. 0.500%, 6/1/25	1,795	1,652
HubSpot, Inc. 0.375%, 6/1/25	1,305	2,027
MicroStrategy, Inc. 0.750%, 12/15/25	1,090	1,129
Model N, Inc. 144A 1.875%, 3/15/28(1)	400	389
MongoDB, Inc. 0.250%, 1/15/26	1,220	1,606
Nutanix, Inc. 0.250%, 10/1/27	1,765	1,455
PagerDuty, Inc. 1.250%, 7/1/25	2,500	2,643
Splunk, Inc.
1.125%, 9/15/25	1,890	1,783
1.125%, 6/15/27	2,860	2,445
Tyler Technologies, Inc. 0.250%, 3/15/26	3,815	3,829
Workiva, Inc. 1.125%, 8/15/26	1,475	1,948
		42,536

Telecommunications—0.1%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	1,975	1,915
Total Convertible Bonds and Notes (Identified Cost $246,395)		234,802

	Shares	Value
Convertible Preferred Stocks—1.8%
Automobile Components—0.1%
Aptiv plc Series A, 5.500%	14,525	$ 1,644
Banks—0.5%
Wells Fargo & Co. Series L, 7.500%	6,040	7,055
Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	30,470	1,946
Electric Utilities—0.3%
NextEra Energy, Inc., 6.926%	46,490	2,201
PG&E Corp., 5.500%	13,995	2,097
		4,298

Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp. Series A, 5.500%	24,910	3,132
Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	30,225	1,695
RBC Bearings, Inc. Series A, 5.000%	15,740	1,739
		3,434

Telecommunications—0.1%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	1,555	1,811
Total Convertible Preferred Stocks (Identified Cost $24,172)		23,320

Common Stocks—77.7%
Air Freight & Logistics—0.8%
United Parcel Service, Inc. Class B	55,497	9,979
Automobiles—0.5%
Ferrari N.V.	24,357	6,787
Banks—6.8%
Bank of America Corp.	889,735	26,051
JPMorgan Chase & Co.(2)	220,682	30,507
PNC Financial Services Group, Inc. (The)	170,120	22,158
Truist Financial Corp.	316,748	10,320
		89,036

Broadline Retail—0.9%
Amazon.com, Inc.(2)(3)	115,712	12,202
Building Products—1.1%
Lennox International, Inc.	52,914	14,917
Capital Markets—3.6%
Intercontinental Exchange, Inc.	104,716	11,407
MarketAxess Holdings, Inc.	38,824	12,360
Morgan Stanley	127,824	11,500
MSCI, Inc. Class A	23,256	11,220
		46,487

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Chemicals—1.5%
Celanese Corp. Class A	184,807	$ 19,634
Commercial Services & Supplies—0.1%
GFL Environmental, Inc.	21,875	794
Consumer Finance—0.8%
Capital One Financial Corp.	105,528	10,268
Consumer Staples Distribution & Retail—0.8%
Costco Wholesale Corp.	21,458	10,798
Containers & Packaging—0.8%
Ball Corp.	186,336	9,909
Distributors—0.8%
Pool Corp.	29,192	10,256
Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	242,552	9,418
Financial Services—1.7%
Jack Henry & Associates, Inc.	66,218	10,816
Visa, Inc. Class A	51,287	11,936
		22,752

Food Products—0.8%
Tyson Foods, Inc. Class A	174,249	10,889
Ground Transportation—0.8%
Union Pacific Corp.	53,978	10,563
Health Care REITs—0.7%
Medical Properties Trust, Inc.	988,429	8,669
Healthcare Equipment & Supplies—3.2%
IDEXX Laboratories, Inc.(3)	20,075	9,880
Medtronic plc	116,256	10,574
Teleflex, Inc.	76,366	20,811
		41,265

Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(3)	57,348	10,270
Hotels, Restaurants & Leisure—2.3%
Domino’s Pizza, Inc.	58,994	18,729
Starbucks Corp.	101,276	11,575
		30,304

Industrial Conglomerates—0.6%
Honeywell International, Inc.	41,788	8,351
Insurance—0.8%
Willis Towers Watson plc	44,320	10,265
Interactive Media & Services—2.9%
Alphabet, Inc. Class A(3)	112,000	12,022
Alphabet, Inc. Class C(3)	111,752	12,094
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A(3)	59,652	$ 14,335
		38,451

Life Sciences Tools & Services—2.3%
Bio-Techne Corp.	134,390	10,735
Danaher Corp.	38,458	9,111
Thermo Fisher Scientific, Inc.(2)	18,977	10,530
		30,376

Machinery—2.3%
Stanley Black & Decker, Inc.	248,127	21,423
Toro Co. (The)	83,427	8,698
		30,121

Metals & Mining—1.2%
Kinross Gold Corp.	3,038,664	15,345
Office REITs—2.4%
Alexandria Real Estate Equities, Inc.	250,353	31,089
Oil & Gas Exploration & Production—0.8%
Pioneer Natural Resources Co.	49,526	10,774
Oil, Gas & Consumable Fuels—0.7%
Phillips 66	98,902	9,791
Personal Care Products—0.8%
Estee Lauder Cos., Inc. (The) Class A	44,802	11,054
Pharmaceuticals—2.9%
Zoetis, Inc. Class A	215,060	37,803
Professional Services—1.6%
TransUnion	304,832	20,975
Residential REITs—1.6%
Invitation Homes, Inc.	326,677	10,901
Sun Communities, Inc.	69,734	9,688
		20,589

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc.(3)	101,819	9,099
Broadcom, Inc.	15,666	9,815
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	124,218	10,472
Texas Instruments, Inc.	55,489	9,278
		38,664

Software—9.7%
Adobe, Inc. (3)	121,678	45,940
Intuit, Inc.	71,978	31,955
Microsoft Corp.(2)	120,202	36,933
ServiceNow, Inc.(3)	26,223	12,048
		126,876

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Specialized REITs—3.7%
American Tower Corp.	75,096	$ 15,349
Crown Castle, Inc.	115,940	14,271
Digital Realty Trust, Inc.	196,473	19,480
		49,100

Specialty Retail—3.9%
Best Buy Co., Inc.	143,033	10,659
Home Depot, Inc. (The)(2)	104,852	31,512
Ross Stores, Inc.	82,859	8,844
		51,015

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.(2)	208,016	35,296
Textiles, Apparel & Luxury Goods—3.5%
Lululemon Athletica, Inc.(3)	91,779	34,870
NIKE, Inc. Class B(2)	82,578	10,464
		45,334

Water Utilities—0.8%
American Water Works Co., Inc.	67,451	10,000
Total Common Stocks (Identified Cost $970,584)		1,016,466

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 6/11/26(3)	876	13
Total Warrant (Identified Cost $—)		13

Total Long-Term Investments—97.4% (Identified Cost $1,241,151)		1,274,601

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(4)	33,453,673	33,454
Total Short-Term Investment (Identified Cost $33,454)		33,454

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.0% (Identified Cost $1,274,605)		1,308,055

Value
Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $597)	$ (884)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $1,274,008)	$1,307,171
Other assets and liabilities, net—0.1%	1,633
NET ASSETS—100.0%	$1,308,804

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $70,617 or 5.4% of net assets.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $65,025.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	4
Ireland	2
Taiwan	1
Netherlands	1
Total	100%
† % of total investments, net of written options, as of April 30, 2023.

Open written options contracts as of April 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(182)	$(7,553)	$415.00	05/19/23	$(7)
Adobe, Inc.	(243)	(10,571)	435.00	05/19/23	(1)
Advanced Micro Devices, Inc.	(356)	(3,738)	105.00	05/19/23	(16)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
Open written options contracts as of April 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Alexandria Real Estate Equities, Inc.	(500)	$(6,750)	$135.00	05/19/23	$(12)
Alphabet, Inc.	(335)	(4,020)	120.00	05/19/23	(5)
Alphabet, Inc.	(392)	(4,900)	125.00	05/19/23	(2)
Amazon.com, Inc.	(347)	(4,338)	125.00	05/19/23	(3)
American Water Works Co., Inc.	(134)	(2,144)	160.00	05/19/23	(3)
Apple, Inc.	(416)	(7,488)	180.00	05/19/23	(32)
Apple, Inc.	(315)	(5,985)	190.00	06/16/23	(14)
Bank of America Corp.	(2,669)	(8,808)	33.00	05/19/23	(8)
Best Buy Co., Inc.	(357)	(2,856)	80.00	05/19/23	(9)
Broadcom, Inc.	(54)	(3,726)	690.00	05/19/23	(2)
Capital One Financial Corp.	(316)	(3,476)	110.00	05/19/23	(5)
Celanese Corp.	(462)	(5,313)	115.00	05/19/23	(51)
Costco Wholesale Corp.	(64)	(3,552)	555.00	05/19/23	(1)
Digital Realty Trust, Inc.	(392)	(4,116)	105.00	05/19/23	(43)
Estee Lauder Cos., Inc. (The)	(134)	(3,886)	290.00	05/19/23	(4)
Home Depot, Inc. (The)	(209)	(6,897)	330.00	05/19/23	(13)
Home Depot, Inc. (The)	(209)	(7,106)	340.00	05/19/23	(4)
Intuit, Inc.	(71)	(3,550)	500.00	05/19/23	(7)
Intuit, Inc.	(143)	(7,436)	520.00	05/19/23	(6)
JPMorgan Chase & Co.	(440)	(6,820)	155.00	05/19/23	(—) (3)
Lululemon Athletica, Inc.	(229)	(9,618)	420.00	05/19/23	(7)
Meta Platforms, Inc.	(208)	(5,096)	245.00	05/19/23	(107)
Microsoft Corp.	(240)	(7,560)	315.00	05/19/23	(68)
Microsoft Corp.	(240)	(7,920)	330.00	06/16/23	(53)
Morgan Stanley	(319)	(3,110)	97.50	05/19/23	(5)
NIKE, Inc.	(165)	(2,227)	135.00	05/19/23	(5)
PNC Financial Services Group, Inc. (The)	(85)	(1,148)	135.00	05/19/23	(26)
PNC Financial Services Group, Inc. (The)	(425)	(5,950)	140.00	05/19/23	(68)
Ross Stores, Inc.	(248)	(2,852)	115.00	05/19/23	(11)
ServiceNow, Inc.	(78)	(4,290)	550.00	05/19/23	(2)
Stanley Black & Decker, Inc.	(496)	(4,464)	90.00	05/19/23	(97)
Stanley Black & Decker, Inc.	(248)	(2,356)	95.00	05/19/23	(16)
Starbucks Corp.	(303)	(3,484)	115.00	05/19/23	(88)
Taiwan Semiconductor Manufacturing Co. Ltd.	(370)	(3,515)	95.00	05/19/23	(4)
Texas Instruments, Inc.	(194)	(3,783)	195.00	05/19/23	(—) (3)
Thermo Fisher Scientific, Inc.	(56)	(3,472)	620.00	05/19/23	(—) (3)
Truist Financial Corp.	(950)	(3,325)	35.00	05/19/23	(55)
United Parcel Service, Inc.	(138)	(2,898)	210.00	05/19/23	(—) (3)
Veeva Systems, Inc.	(172)	(3,612)	210.00	05/19/23	(1)
Visa, Inc.	(153)	(3,902)	255.00	05/19/23	(1)
Zoetis, Inc.	(322)	(6,118)	190.00	05/19/23	(22)
Total Written Options					$(884)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$234,802	$—	$230,487	$4,315
Equity Securities:
Common Stocks	1,016,466	1,016,466	—	—
Convertible Preferred Stocks	23,320	21,509	1,811	—
Warrant	13	13	—	—
Money Market Mutual Fund	33,454	33,454	—	—
Total Assets	1,308,055	1,071,442	232,298	4,315
Liabilities:
Other Financial Instruments:
Written Options	(884)	(877)	(7)	—
Total Liabilities	(884)	(877)	(7)	—
Total Investments, Net of Written Options	$1,307,171	$1,070,565	$232,291	$4,315
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2023.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.